As filed with the Securities and Exchange Commission on February 7, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,040	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,040	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 8, 2019, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒ The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,040 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until March 8, 2019, the effectiveness of the registration statement for the iShares Consumer Asset-Backed Securities ETF (the “Fund”), filed in Post-Effective Amendment No. 1,755 on May 19, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,791	August 1, 2017	August 16, 2017
1,798	August 15, 2017	August 23, 2017
1,804	August 22, 2017	August 31, 2017
1,810	August 30, 2017	September 11, 2017
1,814	September 8, 2017	September 18, 2017
1,819	September 15, 2017	September 25, 2017
1,826	September 22, 2017	October 2, 2017
1,828	September 29, 2017	October 9, 2017
1,830	October 6, 2017	October 16, 2017
1,834	October 13, 2017	November 10, 2017
1,843	November 9, 2017	December 8, 2017
1,851	December 7, 2017	January 5, 2018
1,860	January 4, 2018	February 2, 2018
1,869	February 1, 2018	March 2, 2018
1,876	March 1, 2018	March 29, 2018
1,888	March 28, 2018	April 13, 2018
1,899	April 12, 2018	April 20, 2018
1,903	April 19, 2018	April 27, 2018
1,906	April 26, 2018	May 4, 2018
1,909	May 3, 2018	May 18, 2018
1,911	May 17, 2018	June 8, 2018
1,917	June 7, 2018	July 6, 2018
1,931	July 5, 2018	July 27, 2018
1,939	July 26, 2018	August 24, 2018
1,950	August 23, 2018	September 21, 2018
1,966	September 20, 2018	October 19, 2018
1,980	October 18, 2018	November 16, 2018
1,994	November 15, 2018	December 14, 2018
2,011	December 13, 2018	January 10, 2019
2,028	January 9, 2019	February 8, 2019

This Post-Effective Amendment No. 2,040 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,755.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,040 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of February, 2019.

iSHARES TRUST

By:
Martin Small*
President

Date: February 7, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,040 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: February 7, 2019

John E. Martinez*
Trustee

Date: February 7, 2019

Cecilia H. Herbert*
Trustee

Date: February 7, 2019

John E. Kerrigan*
Trustee

Date: February 7, 2019

Robert S. Kapito*
Trustee

Date: February 7, 2019

Madhav V. Rajan*
Trustee

Date: February 7, 2019

Jane D. Carlin*
Trustee

Date: February 7, 2019

Drew E. Lawton**
Trustee

Date: February 7, 2019

Richard L. Fagnani**
Trustee

Date: February 7, 2019

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: February 7, 2019

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 7, 2019

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.

**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 1,771, filed June 27, 2017.